NOTES PAYABLE AND CONVERTIBLE DEBENTURES – NON-RELATED PARTIES (Details 2)	9 Months Ended
Sep. 30, 2015
Notes Payable [Abstract]
Expected life (in years)	6 years
Expected volatility	100.00%
Average risk free interest rate	1.54%
Dividend yield	0.00%